Critical accounting estimates and judgments - Allocated Goodwill to CGUs in Argentina (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 3,108,855		$ 2,582,401
Argentina | La Carolina | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 242		$ 197
Argentina | La Carolina | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		39		32
Argentina | El Orden | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		260		212
Argentina | El Orden | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		9		8
Argentina | La Guarida | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,726		1,407
Argentina | La Guarida | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		889		725
Argentina | Los Guayacanes | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		3,196		2,606
Argentina | Dona Marina | Rice
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		5,565		4,536
Argentina | El Colorado | Crops
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		2,768		2,256
Argentina | El Colorado | Cattle
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		27		22
Argentina | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)	$ 14,300	14,721		12,001
Closing net book value of PPE items allocated to CGUs tested		143,585		143,064
Total assets allocated to CGUs tested		$ 158,306		$ 155,065